UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 78.2%

                                                                SHARES        VALUE
                                                             ----------   ------------
BRAZIL - 1.2%
   Brasil Telecom Participacoes ..........................       24,900   $    641,559
   Cia de Saneamento Basico do Estado de Sao Paulo .......      194,321      2,103,259
   Cia de Saneamento de Minas Gerais .....................       15,000        123,868
   EDP - Energias do Brasil ..............................       41,900        401,112
   Embratel Participacoes ................................          794              3
   Seara Alimentos .......................................          911              2
   Tim Participacoes .....................................            1              3
                                                                          ------------
                                                                             3,269,806
                                                                          ------------
CHINA - 8.4%
   Bank of China .........................................   10,854,000      2,844,733
   China Construction Bank ...............................    7,919,000      3,862,413
   China Petroleum & Chemical ............................   18,369,425      9,903,051
   China Telecom .........................................    7,036,000      2,552,881
   Dongfeng Motor Group ..................................    3,634,000      1,263,312
   Harbin Power Equipment ................................      150,000        104,893
   Industrial & Commercial Bank of China .................    5,586,000      2,361,811
   Maanshan Iron & Steel .................................      286,000         93,083
   Sinopec Yizheng Chemical Fibre ........................    1,416,000        145,126
                                                                          ------------
                                                                            23,131,303
                                                                          ------------
CZECH REPUBLIC - 0.4%
   CEZ ...................................................       29,332        999,663
                                                                          ------------
EGYPT - 0.9%
   Alexandria Mineral Oils ...............................       24,485        200,455
   Commercial International Bank .........................      128,390        763,426
   El Ezz Steel ..........................................      408,960        620,730
   Sidi Kerir Petrochemcials .............................       64,030        104,292
   Talaat Moustafa Group * ...............................      916,496        477,237
   Telecom Egypt .........................................      160,427        420,876
                                                                          ------------
                                                                             2,587,016
                                                                          ------------
HONG KONG - 3.7%
   China Mobile ..........................................    1,098,500      9,888,768
   China Pharmaceutical Group ............................      780,000        237,129
                                                                          ------------
                                                                            10,125,897
                                                                          ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
HUNGARY - 0.2%
   Magyar Telekom Telecommunications .....................       41,263   $    101,604
   OTP Bank ..............................................       51,454        511,607
                                                                          ------------
                                                                               613,211
                                                                          ------------
INDIA - 11.8%
   Andhra Bank ...........................................       82,319         93,018
   Axis Bank .............................................      114,085        995,198
   Bank of Baroda ........................................      227,552      1,157,885
   Bank of India .........................................      296,073      1,493,580
   Bharat Petroleum ......................................      106,590        847,780
   Bharti Airtel * .......................................      238,760      3,068,106
   Canara Bank ...........................................      210,338        767,425
   Chennai Petroleum .....................................      112,261        251,594
   Federal Bank ..........................................       26,500         74,924
   GAIL India ............................................      276,991      1,096,599
   Great Eastern Shipping ................................      149,514        515,811
   GTL ...................................................       58,014        261,581
   Hindustan Petroleum ...................................      164,507        955,988
   Hindustan Unilever ....................................      928,866      4,924,156
   ICICI Bank ............................................       77,342        643,194
   IDBI Bank .............................................      155,057        178,874
   IFCI * ................................................    1,747,215        675,374
   Indian Bank ...........................................       82,290        202,759
   Indian Overseas Bank ..................................       59,700         73,264
   Ispat Industries * ....................................      611,324        125,698
   LIC Housing Finance ...................................       26,698        120,594
   Lupin .................................................          559          6,457
   NIIT Technologies .....................................       59,925         64,789
   Oil & Natural Gas .....................................      250,453      3,330,955
   Oriental Bank of Commerce .............................       32,600         95,649
   Punjab National Bank ..................................       60,029        486,008
   Reliance Infrastructure ...............................      251,457      2,944,993
   Sasken Communications Technologies ....................      131,972        120,140
   Satyam Computer Services ..............................      735,750        791,665

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
INDIA - CONTINUED
   SRF ...................................................      200,997   $    263,441
   State Bank of India ...................................       76,260      1,772,716
   Sun Pharmaceutical Industries .........................       33,225        723,054
   Tata Chemicals ........................................       48,273        149,775
   Tata Steel ............................................      659,120      2,457,254
   Union Bank of India ...................................      284,559        848,259
                                                                          ------------
                                                                            32,578,557
                                                                          ------------
INDONESIA - 0.8%
   Bank Rakyat Indonesia .................................      523,000        204,881
   Bumi Resources ........................................   39,120,500      1,702,531
   Indah Kiat Pulp and Paper * ...........................    1,097,000         83,137
   Indofood Sukses Makmur ................................    1,759,000        148,940
                                                                          ------------
                                                                             2,139,489
                                                                          ------------
ISRAEL - 0.2%
   Bezeq Israeli Telecommunication .......................      100,107        148,408
   Check Point Software Technologies * ...................       13,101        297,000
   Mizrahi Tefahot Bank ..................................       15,660         72,491
                                                                          ------------
                                                                               517,899
                                                                          ------------
MALAYSIA - 0.9%
   Boustead Heavy Industries .............................      702,900        514,745
   British American Tobacco ..............................       12,900        157,937
   Kulim Malaysia ........................................      127,100        171,431
   Land & General * ......................................    4,767,400        228,597
   Malaysia Building Society .............................    1,044,600        224,894
   Ranhill ...............................................      894,900        200,745
   Resorts World .........................................      629,000        387,193
   Telekom Malaysia ......................................      121,900        106,706
   Tenaga Nasional .......................................      343,534        557,980
                                                                          ------------
                                                                             2,550,228
                                                                          ------------
MEXICO - 1.7%
   Grupo Financiero Banorte, Ser O .......................    1,114,784      1,474,204
   Grupo Mexico, Ser B ...................................    5,613,091      3,102,950

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
MEXICO - CONTINUED
   Mexichem ..............................................      139,982   $    102,461
                                                                          ------------
                                                                             4,679,615
                                                                          ------------
PAKISTAN - 0.5%
   Arif Habib Securities .................................    3,128,750        729,773
   Attock Refinery .......................................      510,600        304,525
   Bank of Punjab * ......................................    1,350,437        172,760
   Javed Omer Vohra * ....................................      780,190        133,811
   National Refinery .....................................       82,197        111,161
   Nishat Mills ..........................................      278,500         92,986
                                                                          ------------
                                                                             1,545,016
                                                                          ------------
PHILIPPINES - 0.6%
   International Container Term Services .................      949,900        217,675
   Philippine Long Distance Telephone ....................       31,128      1,384,498
                                                                          ------------
                                                                             1,602,173
                                                                          ------------
POLAND - 2.0%
   BRE Bank * ............................................        4,961        194,151
   KGHM Polska Miedz .....................................      397,317      3,398,395
   Polski Koncern Naftowy Orlen ..........................       21,574        138,014
   Powszechna Kasa Oszczednosci Bank Polski ..............      157,238      1,247,662
   Telekomunikacja Polska ................................      121,856        688,926
                                                                          ------------
                                                                             5,667,148
                                                                          ------------
RUSSIA - 1.7%
   LUKOIL ADR ............................................      145,623      4,749,364
                                                                          ------------
SOUTH AFRICA - 2.5%
   ABSA Group ............................................       45,477        410,801
   African Rainbow Minerals ..............................        7,257         84,374
   Aveng .................................................      208,996        535,388
   Barloworld ............................................       16,346         53,533
   FirstRand .............................................      310,342        448,929
   Group .................................................      234,067      2,225,535
   Mittal Steel South Africa .............................       54,742        427,591
   Mondi .................................................       52,950        165,272

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
SOUTH AFRICA - CONTINUED
   Murray & Roberts Holdings .............................       27,652   $    115,823
   Sanlam ................................................      129,219        203,990
   Sappi .................................................       40,965        133,707
   Shoprite Holdings .....................................       75,638        401,800
   Standard Bank Group ...................................      120,107        827,669
   Steinhoff International Holdings ......................       72,532         84,789
   Telkom ................................................       46,015        521,923
   Tiger Brands ..........................................       12,425        170,839
   Truworths International ...............................       18,941         65,170
   Wilson Bayly Holmes-Ovcon .............................        7,408         70,123
                                                                          ------------
                                                                             6,947,256
                                                                          ------------
SOUTH KOREA - 15.9%
   AtlasBX ...............................................       61,373        536,991
   Choongwae Pharma ......................................       23,230        152,886
   Daesang ...............................................      168,870        609,810
   Dongbu Steel ..........................................      119,520        476,394
   Handsome ..............................................       16,900        101,555
   Hite Holdings .........................................       14,760        167,659
   Husteel ...............................................       22,760        290,159
   Hyundai H&S ...........................................        4,484        197,769
   Hyundai Hysco .........................................       27,320        124,562
   Hyundai Marine & Fire Insurance .......................      134,140      1,177,525
   Hyundai Mipo Dockyard .................................        9,502      1,073,355
   IS Dongseo ............................................       44,740        225,708
   Kolon Engineering & Construction ......................       63,650        289,537
   Korea Electric Power ..................................       88,150      1,780,823
   Korea Gas .............................................       21,232        784,038
   Korea Kumho Petrochemical .............................        9,760        147,080
   Korean Petrochemical Industries .......................       27,209        391,732
   KP Chemical * .........................................      134,960        468,502
   KPX Fine Chemical .....................................        5,916        144,439
   KT ....................................................      312,190      8,938,294
   KT Freetel ............................................       21,230        444,634

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
SOUTH KOREA - CONTINUED
   Kumho Electric ........................................       13,510   $    216,309
   Kyeryong Construction Industrial ......................       31,442        435,678
   LG Chemical ...........................................       48,576      2,782,862
   LG Display ............................................      273,170      5,221,863
   LG Electronics ........................................      138,911      7,099,050
   LG Telecom ............................................      137,690        920,210
   Maeil Dairy Industry ..................................       19,149        159,385
   Poongsan * ............................................       29,690        214,349
   Posco Coated & Color Steel ............................       14,570        169,358
   S&T Dynamics ..........................................       56,380        355,234
   SK Telecom ............................................       40,401      6,026,670
   Sungwoo Hitech ........................................          788          1,823
   TS ....................................................        9,320        385,333
   Youngone ..............................................      298,880      1,397,651
                                                                          ------------
                                                                            43,909,227
                                                                          ------------
TAIWAN - 16.6%
   Ability Enterprise ....................................      235,000        148,710
   Asia Optical ..........................................      108,000        115,007
   Asia Polymer ..........................................      433,000        213,341
   AU Optronics ..........................................    3,718,073      2,618,670
   Chia Hsin Cement * ....................................    2,428,539        823,271
   China Airlines ........................................    2,071,000        385,949
   China General Plastics * ..............................    1,466,000        372,336
   China Life Insurance * ................................    4,066,710      1,364,834
   China Petrochemical Development * .....................    2,188,840        389,049
   Chinatrust Financial Holding ..........................    2,604,000        856,712
   Chunghwa Picture Tubes ................................   25,693,000      2,355,506
   Chunghwa Telecom ......................................    2,685,150      4,049,642
   CMC Magnetics * .......................................      956,000        131,176
   Compal Electronics ....................................   10,563,077      5,334,419
   Evergreen Marine Taiwan ...............................    1,552,000        621,537
   Far Eastern Textile ...................................    4,265,564      2,653,801
   Far EasTone Telecommunications ........................      690,821        667,790

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
TAIWAN - CONTINUED
   First Financial Holding ...............................       99,272   $     42,531
   Fubon Financial Holding ...............................    1,451,000        867,383
   Gamania Digital Entertainment .........................      316,160        202,762
   Giant Manufacturing ...................................      270,500        571,674
   HannStar Display ......................................   16,846,430      2,017,393
   Inventec ..............................................      631,607        167,346
   Inventec Appliances ...................................      182,000        111,349
   KGI Securities ........................................    1,018,000        248,410
   King Yuan Electronics .................................      543,000         99,085
   Li Peng Enterprise * ..................................      103,000          9,228
   Macronix International ................................    6,280,392      1,628,813
   Mega Financial Holding ................................    2,230,000        651,637
   Micro-Star International ..............................    1,353,237        652,086
   Mitac International ...................................    1,170,000        376,821
   POU Chen ..............................................      192,000         82,126
   Powertech Technology ..................................    2,156,319      2,918,512
   Qisda .................................................      606,000        108,243
   Quanta Computer .......................................    2,470,650      2,334,920
   Radiant Opto-Electronics ..............................      283,000        200,569
   Ritek * ...............................................    1,225,000        168,905
   Sinon .................................................      642,000        154,031
   SinoPac Financial Holdings ............................    2,879,000        476,701
   Soft-World International ..............................      117,000        285,232
   Sunplus Technology ....................................      453,000        170,008
   Taishin Financial Holding .............................    6,530,000      1,012,259
   Taiwan Business Bank * ................................    1,551,000        295,508
   Taiwan Pulp & Paper * .................................    2,348,000        519,199
   Taiwan Semiconductor Manufacturing ....................      256,000        313,455
   Taiwan Surface Mounting Technology ....................      525,265        415,379
   Tatung * ..............................................    9,945,000      1,637,026
   Teco Electric and Machinery ...........................      488,000        134,058
   TSRC ..................................................    1,080,000        771,863
   United Microelectronics ...............................    6,020,000      1,280,796

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                SHARES        VALUE
                                                             ----------   ------------
TAIWAN - CONTINUED
   Universal Scientific Industrial .......................      686,000   $    147,814
   UPC Technology ........................................      384,000        102,969
   USI ...................................................    2,502,000        842,437
   Winbond Electronics * .................................    2,150,000        194,432
   Wistron ...............................................          303            211
   Yageo .................................................    1,553,000        175,327
   Yang Ming Marine Transport ............................    1,093,000        291,332
   Yieh Phui Enterprise ..................................      291,100         77,680
                                                                          ------------
                                                                            45,859,260
                                                                          ------------
THAILAND - 4.4%
   Bangkok Bank ..........................................      256,600        523,691
   CP ALL ................................................      849,000        269,978
   Electricity Generating ................................      302,200        594,953
   Kasikornbank ..........................................      418,400        530,815
   Krung Thai Bank .......................................    1,481,100        166,514
   PTT ...................................................    2,103,700      9,498,850
   Siam Commercial Bank ..................................      310,000        453,286
   Thoresen Thai Agencies ................................      248,700        122,638
                                                                          ------------
                                                                            12,160,725
                                                                          ------------
TURKEY - 3.8%
   Anadolu Sigorta .......................................    2,006,498      1,124,340
   Dogan Sirketler Grubu Holdings ........................    5,014,934      1,880,463
   Eczacibasi Yatirim Holding ............................      211,856        240,814
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret ..................................    1,296,668        649,904
   Petrol Ofisi * ........................................      435,216        929,659
   Tupras Turkiye Petrol Rafine ..........................       72,682        688,825
   Turk Hava Yollari * ...................................       45,541        167,213
   Turk Sise ve Cam Fabrikalari ..........................    5,812,469      3,399,767
   Turkiye Is Bankasi ....................................      627,295      1,391,966
                                                                          ------------
                                                                            10,472,951
                                                                          ------------
VENEZUELA - 0.0%
   Cia Anonima Nacional Telefonos de Venezuela ...........          109            178
                                                                          ------------
   TOTAL COMMON STOCK
      (Cost $361,372,479) ................................                 216,105,982
                                                                          ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

PREFERRED STOCK - 16.8%

                                                                SHARES        VALUE
                                                             ----------   ------------
BRAZIL - 16.8%
   Banco do Estado do Rio Grande do Sul ..................       72,600   $    169,682
   Banco Itau Holding Financeira .........................      326,300      3,306,619
   Braskem, Ser A ........................................       89,000        219,142
   Centrais Eletricas Brasileiras, Cl A ..................      325,100      3,420,630
   Centrais Eletricas de Santa Catarina, Ser B ...........       67,200        984,963
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ....            1             13
   Cia Paranaense de Energia, Ser B ......................      306,352      2,878,573
   Confab Industrial .....................................      193,458        315,339
   Eletropaulo Metropolitana Eletricidade de Sao Paulo ...      163,461      1,832,680
   Embratel Participacoes ................................           60             --
   Fertilizantes Fosfatados ..............................       95,900        545,873
   Gerdau ................................................      214,500      1,390,226
   Investimentos Itau ....................................      764,837      2,414,233
   Lojas Americanas ......................................            3              8
   Metalurgica Gerdau, Cl A ..............................      968,723      8,333,775
   Noxville Investimentos ................................          455             --
   Petroleo Brasileiro ...................................    1,524,200     16,451,370
   Telemar Norte Leste ...................................       74,100      1,449,088
   Tractebel Energia .....................................            1             --
   Uniao de Industrias Petroquimicas .....................      120,000         35,705
   Universo Online .......................................       68,850        224,453
   Usinas Siderurgicas de Minas Gerais, Ser A ............      197,725      2,460,691
                                                                          ------------
   TOTAL PREFERRED STOCK
      (Cost $51,560,107) .................................                  46,433,063
                                                                          ------------
CASH EQUIVALENT - 4.3%
   Union Bank of California Diversified Money Market
   Fund, Fiduciary Shares, 0.050% (a)
      (Cost $11,828,446) .................................   11,828,446     11,828,446
                                                                          ------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $424,761,032) + ..............................                $274,367,491
                                                                          ============

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $276,375,349.

*    NON-INCOME PRODUCING SECURITY.

(a)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
SER -- SERIES

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $424,761,032, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,378,770 AND $(160,772,311), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolio adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio's investments are measured at January 31, 2009:

                              Level 1       Level 2*     Level 3       Total
                            -----------   ------------   -------   ------------
Investments in Securities   $68,497,189   $205,870,302     $--     $274,367,491

* REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

ACA-QH-003-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009